1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

February 25, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Schwab Capital Trust Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File Nos. 33-62470 and 811-7704)

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 144 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 145 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of: (i) updating certain financial information; (ii) filing the required exhibits; (iii) incorporating comments from the staff of the Securities and Exchange Commission (“SEC”) regarding certain changes to the Laudus Small-Cap MarketMasters Fund and the Laudus International MarketMasters Fund, as set forth in PEA No. 142; and (iv) making other non-material changes to the Registration Statement.

We note that the Trust has separately filed via EDGAR correspondence a response to the SEC staff’s comments on PEA No. 142.

I hereby certify that this PEA does not contain disclosures that render it ineligible to be filed under Rule 485(b).

Please contact Douglas P. Dick (202) 261-3305 or me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen